Shareholder Report, Holdings (Details) - Tactical Advantage ETF [Member]	Mar. 31, 2026
First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
iShares 0-3 Month Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
iShares Ultra Short Duration Bond Active ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
State Street Industrial Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
iShares Expanded Tech- Software Sector ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
iShares Ethereum Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%